UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

BrandywineGLOBAL — Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

FORM N-Q

JULY 31, 2018

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 49.1%
Brazil - 14.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	38,785,000	BRL	$10,271,212
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	122,900,000	BRL	31,060,310

Total Brazil					41,331,522

India - 6.8%
India Government Bond, Senior Bonds	8.170%	12/1/44	1,300,000,000	INR	19,055,641

Indonesia - 10.3%
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/24	65,100,000,000	IDR	4,638,303
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,000,000,000	IDR	3,588,121
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	120,400,000,000	IDR	8,922,199
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	69,800,000,000	IDR	4,862,504
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	96,900,000,000	IDR	6,983,426

Total Indonesia					28,994,553

Mexico - 11.6%
Mexican Bonos, Senior Notes	10.000%	11/20/36	72,700,000	MXN	4,713,081	(a)
Mexican Bonos, Senior Notes	8.500%	11/18/38	96,600,000	MXN	5,513,551	(a)
Mexican Bonos, Senior Notes	7.750%	11/13/42	421,500,000	MXN	22,324,557	(a)

Total Mexico					32,551,189

South Africa - 5.7%
Republic of South Africa Government Bond	8.750%	2/28/48	229,260,000	ZAR	16,166,160	(a)

TOTAL SOVEREIGN BONDS (Cost - $162,549,108)					138,099,065

CORPORATE BONDS & NOTES - 44.8%
CONSUMER DISCRETIONARY - 6.0%
Automobiles - 0.7%
Fiat Chrysler Automobiles NV, Senior Notes	5.250%	4/15/23	1,850,000		1,868,500	(a)

Hotels, Restaurants & Leisure - 0.7%
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes	6.125%	8/15/21	2,105,000		2,097,106	(a)(b)

Media - 3.7%
CSC Holdings LLC, Senior Notes	5.250%	6/1/24	1,130,000		1,090,450	(a)
DISH DBS Corp., Senior Notes	5.000%	3/15/23	915,000		794,906	(a)
Gray Television Inc., Senior Notes	5.125%	10/15/24	2,315,000		2,228,188	(a)(b)
Sinclair Television Group Inc., Senior Notes	5.625%	8/1/24	2,000,000		1,980,000	(a)(b)
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	275,000		272,078	(a)(b)
Sirius XM Radio Inc., Senior Notes	6.000%	7/15/24	1,100,000		1,139,875	(a)(b)
Sirius XM Radio Inc., Senior Notes	5.375%	7/15/26	2,000,000		1,962,500	(a)(b)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,135,000		1,086,763	(a)(b)

Total Media					10,554,760

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	378,000	$367,132	(a)(b)
NIKE, Inc., Senior Notes	3.625%	5/1/43	2,237,000	2,086,204	(a)

Total Textiles, Apparel & Luxury Goods				2,453,336

TOTAL CONSUMER DISCRETIONARY				16,973,702

CONSUMER STAPLES - 2.4%
Food Products - 1.6%
B&G Foods, Inc.	4.625%	6/1/21	575,000	571,406
JBS USA LUX SA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	1,130,000	1,063,624	(a)(b)
MARB Bondco PLC, Senior Notes	7.000%	3/15/24	1,135,000	1,113,719	(a)(b)
Marfrig Holdings Europe BV, Senior Notes	8.000%	6/8/23	740,000	759,425	(a)(b)
Minerva Luxembourg SA, Senior Notes	6.500%	9/20/26	1,025,000	958,375	(a)(c)

Total Food Products				4,466,549

Health Care Providers & Services - 0.4%
Bausch Health Cos. Inc.	6.500%	3/15/22	1,100,000	1,151,095	(b)

Tobacco - 0.4%
Vector Group Ltd., Senior Secured Notes	6.125%	2/1/25	1,184,000	1,148,480	(a)(b)

TOTAL CONSUMER STAPLES				6,766,124

ENERGY - 4.0%
Energy Equipment & Services - 0.5%
Rowan Cos. Inc., Senior Notes	4.750%	1/15/24	1,584,000	1,378,080	(a)

Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp., Senior Notes	5.000%	3/1/25	760,000	764,750	(a)
Chesapeake Energy Corp., Secured Notes	8.000%	12/15/22	2,366,000	2,505,002	(a)(b)
Chesapeake Energy Corp., Senior Notes (3 mo. USD LIBOR + 3.250%)	5.589%	4/15/19	1,265,000	1,269,744	(d)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	1,035,000	1,035,000
Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., Senior Notes	4.150%	8/15/26	2,000,000	1,961,999	(a)(b)
Energy Transfer Equity LP, Senior Secured Notes	5.500%	6/1/27	1,105,000	1,135,388	(a)
Range Resources Corp., Senior Notes	5.000%	8/15/22	1,060,000	1,044,100	(a)

Total Oil, Gas & Consumable Fuels				9,715,983

TOTAL ENERGY				11,094,063

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 16.2%
Banks - 9.2%
Banco do Brasil SA, Senior Notes	4.625%	1/15/25	1,450,000	$1,383,300	(a)(b)(e)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	10,345,000	14,244,936	(a)
CIT Group Inc., Senior Notes	4.125%	3/9/21	585,000	585,731
CIT Group Inc., Senior Notes	5.000%	8/15/22	170,000	173,613	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	615,000	626,531	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	9,000,000	8,955,873	(a)

Total Banks				25,969,984

Capital Markets - 7.0%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000	4,990,036	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	12,000,000	14,699,340	(a)

Total Capital Markets				19,689,376

TOTAL FINANCIALS				45,659,360

HEALTH CARE - 3.9%
Health Care Providers & Services - 3.9%
DaVita Inc., Senior Notes	5.750%	8/15/22	1,500,000	1,527,187
DaVita Inc., Senior Notes	5.000%	5/1/25	3,760,000	3,553,200	(a)
Encompass Health Corp., Senior Notes	5.750%	11/1/24	2,160,000	2,199,355	(a)
HCA Inc., Senior Secured Notes	4.750%	5/1/23	395,000	401,123	(a)
HCA Inc., Senior Secured Notes	5.000%	3/15/24	1,064,000	1,082,620	(a)
Tenet Healthcare Corp., Senior Secured Notes	6.000%	10/1/20	720,000	750,600
Tenet Healthcare Corp., Senior Secured Notes	4.375%	10/1/21	1,545,000	1,546,931	(a)

TOTAL HEALTH CARE				11,061,016

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.5%
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	1,236,000	1,221,040	(a)

Airlines - 0.5%
Air Canada, Senior Notes	7.750%	4/15/21	1,280,000	1,376,000	(a)(b)

Road & Rail - 0.3%
CSX Corp., Senior Notes	3.800%	11/1/46	1,000,000	917,493	(a)

TOTAL INDUSTRIALS				3,514,533

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.4%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,035,000	$1,049,878	(a)(b)

Software - 0.5%
Symantec Corp., Senior Notes	5.000%	4/15/25	1,555,000	1,537,106	(a)(b)

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	6.020%	6/15/26	1,020,000	1,079,921	(a)(b)

TOTAL INFORMATION TECHNOLOGY				3,666,905

MATERIALS - 3.3%
Chemicals - 1.7%
CF Industries Inc., Senior Notes	4.950%	6/1/43	4,000,000	3,395,000	(a)
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	1,380,000	1,407,600	(a)(b)

Total Chemicals				4,802,600

Containers & Packaging - 0.9%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, Senior Secured Notes	5.125%	7/15/23	1,505,000	1,498,453	(a)(b)
Sealed Air Corp., Senior Notes	5.125%	12/1/24	1,150,000	1,164,375	(a)(b)

Total Containers & Packaging				2,662,828

Metals & Mining - 0.4%
Allegheny Technologies Inc, Senior Notes	5.950%	1/15/21	1,000,000	1,019,650	(a)

Paper & Forest Products - 0.3%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	800,000	806,048	(a)(b)

TOTAL MATERIALS				9,291,126

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Equinix Inc., Senior Notes	5.375%	4/1/23	1,265,000	1,302,950	(a)
GEO Group Inc., Senior Notes	5.125%	4/1/23	200,000	195,692	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	610,000	597,800	(a)
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	900,000	922,500	(a)
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	1,135,000	1,055,550	(a)(b)
Iron Mountain US Holdings Inc., Senior Notes	5.375%	6/1/26	870,000	831,938	(a)(b)
SBA Communications Corp., Senior Notes	4.875%	7/15/22	2,810,000	2,806,487	(a)

TOTAL REAL ESTATE				7,712,917

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.8%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,670,000		$1,955,775	(a)(b)
Hughes Satellite Systems Corp., Senior Notes	6.625%	8/1/26	200,000		191,000	(a)

Total Diversified Telecommunication Services					2,146,775

Wireless Telecommunication Services - 1.6%
Altice France SA, Senior Secured Notes	6.000%	5/15/22	1,175,000		1,212,541	(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,215,000		1,172,475
Sprint Corp., Senior Notes	7.250%	9/15/21	2,000,000		2,107,500

Total Wireless Telecommunication Services					4,492,516

TOTAL TELECOMMUNICATION SERVICES					6,639,291

UTILITIES - 1.2%
Gas Utilities - 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	625,000		610,938	(a)

Independent Power and Renewable Electricity Producers - 1.0%
NRG Energy Inc., Senior Notes	6.625%	1/15/27	925,000		957,375	(a)
NRG Yield Operating LLC, Senior Notes	5.000%	9/15/26	1,480,000		1,397,675	(a)
Vistra Energy Corp., Senior Notes	8.125%	1/30/26	475,000		523,830	(a)(b)

Total Independent Power and Renewable Electricity Producers					2,878,880

TOTAL UTILITIES					3,489,818

TOTAL CORPORATE BONDS & NOTES (Cost - $122,155,904)					125,868,855

COLLATERALIZED MORTGAGE OBLIGATIONS(f) - 21.1%
Alba PLC, 2007-1	0.900%	3/17/39	986,448	GBP	1,186,905	(c)(d)
Banc of America Commercial Mortgage Trust, 2017-BNK3 XA, IO	1.138%	2/15/50	44,610,513		3,130,275	(d)
Bancaja 10 FTA, 2010, C (3 mo. Euribor + 0.500%)	0.174%	5/22/50	800,000	EUR	762,134	(c)(d)
Bancaja 7 FTA (3 mo. Euribor + 2.500%)	2.177%	11/22/36	1,064,481	EUR	1,252,911	(c)(d)
Bancaja 7 FTA	0.457%	11/25/36	2,542,264	EUR	2,820,649	(c)(d)
Bancaja 9 Fondo de Titulizacion de Activos	2.177%	9/25/43	800,000	EUR	846,940	(c)(d)
Bank, 2017-BNK4 XA, IO	1.448%	5/15/50	4,769,022		422,583	(d)
Commercial Mortgage Trust, 2012-CR5, D	4.320%	12/10/45	700,000		674,303	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, X1, IO	1.192%	7/25/26	42,847,480		3,285,720	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M3 (1 mo. USD LIBOR + 3.900%)	5.964%	12/25/27	800,000		887,961	(d)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M3 (1 mo. USD LIBOR + 4.700%)	6.764%	3/25/28	1,210,000		$1,394,921	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 2M2 (1 mo. USD LIBOR + 4.000%)	6.064%	5/25/25	958,081		1,034,025	(d)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	7.064%	7/25/25	604,562		685,587	(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 2M2 (1 mo. USD LIBOR + 6.950%)	9.014%	8/25/28	1,000,000		1,189,162	(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	7.364%	10/25/28	1,800,000		2,130,526	(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.314%	1/25/29	2,500,000		2,832,435	(d)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1M2 (1 mo. USD LIBOR + 3.550%)	5.614%	7/25/29	448,000		489,686	(d)
Fondo de Titulizacion de Activos Santander Hipotecario 2	1.779%	1/18/49	4,000,000	EUR	3,758,913	(c)
Fondo de Titulizacion de Activos UCI 17	0.029%	12/17/49	1,500,000	EUR	1,348,619	(c)(d)
FREMF Mortgage Trust, 2015-K721 C	3.391%	7/25/22	1,760,000		1,675,788	(b)
FREMF Mortgage Trust, 2015-K721 C	3.565%	11/25/47	2,330,000		2,231,508	(b)
GS Mortgage Securities Trust, 2013-GC10 XA, IO	1.544%	2/10/46	16,742,273		904,282	(d)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.085%	11/15/45	400,000		415,115	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FRR1 B707	2.010%	1/27/47	3,250,000		3,203,525	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 D	4.130%	5/15/46	700,000		654,374	(b)
Newgate Funding PLC, 2006-3X CB (3 mo. Euribor + 0.450%)	0.120%	12/1/50	730,832	EUR	778,795	(c)(d)
Paragon Mortgages PLC, 11X CB (3 mo. Euribor + 0.900%)	0.579%	10/15/41	3,254,817	EUR	3,688,886	(c)(d)
Paragon Mortgages PLC, 13X C1B (3 mo. Euribor + 0.780%)	0.459%	1/15/39	6,000,000	EUR	6,688,069	(c)(d)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(f) - (continued)
RMAC Securities No 1 PLC, 2006-NS1X, B1C (3 mo. Euribor + 0.880%)	0.559%	6/12/44	1,390,684	EUR	$1,558,294	(c)(d)
RMAC Securities PLC (3 mo. LIBOR + 0.270%)	0.899%	6/12/44	831,292	GBP	1,028,123	(c)(d)
Rural Hipotecario IX FTA (3 mo. Euribor + 0.320%, 0.000% Floor)	0.000%	2/17/50	2,374,694	EUR	2,476,865	(c)(d)
TDA 24 FTA, 2024-A1 (3 mo. Euribor + 0.130%, 0.000% Floor)	0.000%	6/22/40	517,675	EUR	597,099	(c)(d)
WF-RBS Commercial Mortgage Trust, 2012-C6 XA, IO	2.084%	4/15/45	31,152,678		1,773,145	(b)(d)
WF-RBS Commercial Mortgage Trust, 2013-C15 XA, IO	0.453%	8/15/46	79,404,972		1,466,840	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $58,088,943)					59,274,963

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.8%
U.S. Government Obligations - 20.8%
U.S. Treasury Bonds	3.000%	2/15/48	13,900,000		13,677,654
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.033%)	2.053%	4/30/20	23,980,000		23,983,850	(a)(d)
U.S. Treasury Notes	2.750%	2/15/28	21,160,000		20,784,327

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $58,283,146)					58,445,831

ASSET-BACKED SECURITIES - 2.9%
Asset Backed Securities Corp Home Equity Loan Trust Series , 2004-HE5 (1 Month USD LIBOR + 0.900%)	2.964%	8/25/34	854,127		859,781	(d)
CWABS Revolving Home Equity Loan Trust Series, 2004-I A (1 Month USD LIBOR + 0.290%)	2.362%	2/15/34	2,467,489		2,447,980	(d)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	2.384%	3/25/37	3,203,149		3,144,838	(d)
Park Place Securities Inc. Asset-Backed Pass-Through Certificates, 2005-WHQ2 M2 (1 mo. USD LIBOR + 0.690%)	2.754%	5/25/35	1,812,697		1,821,097	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $8,258,903)					8,273,696

SENIOR LOANS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Class A Loan (1 mo. LIBOR + 7.500%) (Cost - $844,631)	9.577%	8/23/21	835,000		875,446	(d)(g)(h)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $410,180,635)					390,837,856

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 12.9%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $36,317,056)	1.775%	36,317,056	$36,317,056

TOTAL INVESTMENTS - 151.9% (Cost - $446,497,691)			427,154,912
Mandatory Redeemable Preferred Stock, at Liquidation Value - (17.8)%			(50,000,000)
Liabilities in Excess of Other Assets - (34.1)%			(95,936,926)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$281,217,986

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviations used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
EUR	— Euro
Euribor	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
ZAR	— South African Rand

At July 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	166	9/18	$23,943,040	$23,732,813	$(210,227)

At July 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,665,981	PLN	48,400,000	HSBC Bank USA, N.A.	8/6/18	$421,611
PLN	48,400,000	USD	13,614,256	Morgan Stanley & Co. Inc.	8/6/18	(369,885)
BRL	32,600,000	USD	9,133,699	HSBC Bank USA, N.A.	8/10/18	(458,108)
USD	16,952,478	BRL	66,530,000	HSBC Bank USA, N.A.	8/10/18	(752,648)
JPY	2,370,000,000	USD	21,562,685	JPMorgan Chase & Co.	8/13/18	(348,552)
EUR	5,460,000	USD	6,357,094	Citibank N.A.	8/20/18	37,250
USD	2,204,256	EUR	1,890,000	Goldman Sachs Group Inc.	8/20/18	(9,171)
USD	3,056,007	EUR	2,630,000	HSBC Bank USA, N.A.	8/20/18	(24,052)
EUR	12,000,000	USD	14,348,040	JPMorgan Chase & Co.	8/20/18	(294,537)
USD	1,207,140	EUR	1,040,000	JPMorgan Chase & Co.	8/20/18	(10,830)
USD	1,336,552	EUR	1,140,000	JPMorgan Chase & Co.	8/20/18	1,469
USD	40,258,209	EUR	33,670,000	JPMorgan Chase & Co.	8/20/18	826,422
USD	2,084,111	GBP	1,550,000	JPMorgan Chase & Co.	9/18/18	45,450
USD	2,366,475	GBP	1,760,000	JPMorgan Chase & Co.	9/18/18	51,608
USD	31,120,784	MXN	600,600,000	Goldman Sachs Group Inc.	10/4/18	(763,010)

Total						$(1,646,983)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
PLN	— Polish Zloty
USD	— United States Dollar

At July 31, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2018[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	$815,000	6/20/22	1.565%	1.000% quarterly	$(16,583)	$(49,400)	$32,817
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	950,000	12/20/22	1.865%	1.000% quarterly	(32,866)	(35,968)	3,102
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	1,210,000	6/20/22	1.565%	1.000% quarterly	(24,621)	(73,390)	48,769

Total	$2,975,000				$(74,070)	$(158,758)	$84,688

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX N.A. HY. 30. Index	$11,200,000	6/20/23	5.000% quarterly	$790,115	$801,912	$(11,797)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Income Opportunities Fund Inc. (formerly Legg Mason BW Global Income Opportunities Fund Inc.) (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in global fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$138,099,065	—	$138,099,065
Corporate Bonds & Notes	—	125,868,855	—	125,868,855
Collateralized Mortgage
Obligations	—	59,274,963	—	59,274,963
U.S. Government & Agency
Obligations	—	58,445,831	—	58,445,831
Asset-Backed Securities	—	8,273,696	—	8,273,696
Senior Loans	—	875,446	—	875,446

Total Long-Term Investments	—	390,837,856	—	390,837,856

Short-Term Investments†	$36,317,056	—	—	36,317,056

Total Investments	$36,317,056	$390,837,856	—	$427,154,912

Other Financial Instruments:
Forward Foreign Currency Contracts	—	1,383,810	—	1,383,810

Total	$36,317,056	$392,221,666	—	$428,538,722

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$210,227	—	—	$210,227
Forward Foreign Currency Contracts	—	$3,030,793	—	3,030,793
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	74,070	—	74,070
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	11,797	—	11,797

Total	$210,227	$3,116,660	—	$3,326,887

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BrandywineGLOBAL — Global Income Opportunities Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018